May 26, 2016

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	State Street Institutional Investment Trust (“SSIIT”)

State Street Institutional Liquid Reserves Fund (S000010700)

State Street Institutional Treasury Plus Money Market Fund (S000019118) (each, a “Fund” and together, the “Funds”)

(No. 333-211614)

Dear Sir/Madam:

Pursuant to Rule 313 of Regulation S-T, SSIIT hereby requests a class identifier for each Fund’s new Trust Class shares which were registered electronically via EDGAR in a Form N-14 filing by SSIIT dated May 25, 2016 with accession number 0001258897-16-003351. This filing is being made under EDGAR submission type 485APOS and the Securities Act of 1933 number assigned to the Form N-14 (333-211614) solely for the purpose of obtaining an identifier for each Fund’s new Trust Class shares, pursuant to the “Notice and FAQ’s re: Mandatory Series and Class (Contract) Identifiers” (found at http://www.sec.gov/info/edgar/ednews/seriesclassfaq063006.htm).

If you have any questions or would like further information, please contact Adam Schlichtmann of Ropes & Gray LLP, fund counsel, at (617) 951-7114.

Very truly yours,

/s/ Kristin Schantz
Secretary
State Street Institutional Investment Trust